Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Natural gas sales	$ 90,466	$ 13,049	$ 87,847	$ 26,743	$ 13,972
Other revenue	0	184	757	457
Total revenues	90,466	13,233	88,604	27,200	13,972
Operating expenses:
Lease operating	5,187	1,236	8,309	3,688	1,617
Gathering, compression and transportation	7,130	1,528	9,774	3,754	540
Production taxes and impact fees	639	169	1,629	1,382
Exploration	486	898	9,951	3,275	660
Incentive unit expense	73,802	0
Restricted unit expense			32,906	0	170
General and administrative	11,521	1,743	16,953	7,599	5,208
Depreciation, depletion and amortization	25,507	5,131	32,815	14,149	5,981
Write-down of abandoned leases			0	2,253	109
Loss (gain) from sale of interest in gas properties			4,230	0	(1,478)
Total operating expenses	124,272	10,705	116,567	36,100	12,807
Operating income (loss)	(33,806)	2,528	(27,963)	(8,900)	1,165
Nonoperating Income (Expense)
Interest expense	(7,042)	(1,915)	(17,915)	(3,487)	(531)
Gain on purchase of Marcellus joint venture	203,579	0
Other income	602	248	(357)	112	161
Gain (loss) on derivative instruments	(20,380)	(4,993)	6,891	(1,381)	574
Amortization of deferred financing costs	(489)	(1,865)	(5,230)	(7,220)	(2,675)
Loss on extinguishment of debt	(143)	0	(10,622)
Write-off of deferred financing costs	(836)	0
Equity in income (loss) of joint ventures	(2,656)	(778)	19,420	1,532	370
Total other expense			(7,813)	(10,444)	(2,101)
Income (loss) before income taxes	138,829	(6,775)
Income tax (expense) benefit	(9,375)	0
Net income (loss)	129,454	(6,775)	(35,776)	(19,344)	(936)
Earnings Per Share
Earnings (loss) per share-basic	$ 1.12	$ (0.11)	$ (0.44)	$ (0.33)	$ (0.02)
Earnings (loss) per share-diluted	$ 1.12	$ (0.11)	$ (0.44)	$ (0.33)	$ (0.02)
Weighted average common shares outstanding;
Basic and Diluted			80,441,000	57,967,000	39,958,000
Weighted average pro forma common shares outstanding:
Basic	115,363,000	62,218,000	80,441,905	57,966,572	39,958,066
Diluted	115,909,000	62,218,000	80,441,905	57,966,572	39,958,066
Net loss per common share
Basic and Diluted			$ (0.44)	$ (0.33)	$ (0.02)
Pro forma net income per common share:
Basic	$ 1.17
Diluted	$ 1.16
Pro Forma
Nonoperating Income (Expense)
Income tax (expense) benefit	5,560		14,844
Net income (loss)	$ 135,014		$ (20,932)
Net loss per common share
Basic and Diluted			$ (0.26)